Cash and cash equivalents - Purpose of the cash flow statement, cash and cash equivalents (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents	$ 1,538,347	$ 9,529,723	$ 10,348,732
Cash at banks and on hand including discontinued operations	2,696,276	$ 9,529,723	$ 10,348,732
Discontinued operations
Cash and cash equivalents
Cash and cash equivalents	$ 1,157,929